OWNED SECURITIES	6 Months Ended	12 Months Ended
	Feb. 28, 2014	Aug. 31, 2013
OWNED SECURITIES [Text Block]
4.	OWNED SECURITIES

As at February 28, 2014 owned securities consist of 375,000 common shares of Cheetah Oil & Gas Ltd. obtained through the disposal of the Company’s oil and gas properties in Mississippi in 2010. The Company classified the securities owned as held-for-trade and recorded at fair value.

The fair value of the common shares of Cheetah Oil & Gas Ltd. was $0.01 per share as at February 28, 2014 ( August 31, 2013 - $0.01).

4.	OWNED SECURITIES

As at August 31, 2013 owned securities consist of 375,000 common shares of Cheetah Oil & Gas Ltd. obtained through the disposal of the Company’s oil and gas properties in Mississippi in 2010. The Company classified the securities owned as held-for-trade and recorded at fair value.

The fair value of the common shares of Cheetah Oil & Gas Ltd. was $0.01 per share as at August 31, 2013 ( August 31, 2012 - $0.02).